Basis of Preparation (Tables)	12 Months Ended
Jul. 31, 2021
Basis Of Presentation [Abstract]
Schedule of major subsidiaries
Principal Operating Subsidiaries	Jurisdiction	Interest Held	Principal Activity
HEXO Operations Inc.	Quebec, Canada	100%	To produce and sell cannabis and cannabis products under the Cannabis Act.

HEXO USA Inc.	Delaware, USA	100%	To facilitate expansion into the US market.

Zenabis Global Inc.	British Columbia, Canada	100%	To produce and sell cannabis and cannabis products under the Cannabis Act.

Keystone Isolation Technologies Inc. ("KIT'')	Ontario, Canada	60%	To provide the Company with extraction technology to supply of CBD and THC to supply the Canadian and global market for cannabis derivatives

Keystone Isolation Technologies USA LLC. ("KIT USA'')	Colorado, USA	100%	To allow for in state, HEXO controlled cannabis extraction activity to support the manufacturing of CBD beverages and future products in the U.S. (where permissible)

Schedule of major joint ventures
Joint Venture	Jurisdiction	Interest Held	Principal Activity
Belleville Complex Inc.	Ontario, Canada	25%	The venture was established to manage the property of the Belleville facility.

Schedule of major associates
Significant associates	Jurisdiction	Interest Held	Principal Activity
Truss Limited Partnership ("Truss LP")	Ontario, Canada	42.5%	To pursue opportunities to develop non- alcoholic, cannabis infused beverages for the Canadian market.
Truss CBD USA LLP ("Truss CBD US")	Colorado USA	42.5%	To explore opportunities for non-alcoholic hemp derived CBD beverages in the State of Colorado.